Business Combination - Additional Information (Detail) ¥ in Millions, $ in Millions																12 Months Ended
		Oct. 02, 2018 USD ($)	Jan. 31, 2018 JPY (¥)	Jan. 31, 2018 USD ($)	Jan. 10, 2018 JPY (¥)	Oct. 02, 2017 JPY (¥)	Aug. 07, 2017 JPY (¥)	Aug. 01, 2017 JPY (¥)	Dec. 06, 2016 JPY (¥)	Oct. 02, 2016	Jun. 01, 2016	May 02, 2016 JPY (¥)	Nov. 03, 2015 JPY (¥)	Oct. 19, 2015 JPY (¥)	Sep. 04, 2015 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Aug. 31, 2017	Aug. 01, 2016	Sep. 08, 2015
Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods			13 years	13 years												14 years
Trademark
Business Acquisition [Line Items]
Weighted average amortization periods			10 years	10 years												9 years
Non Patent Technology
Business Acquisition [Line Items]
Weighted average amortization periods			10 years	10 years
SGS Tool Company
Business Acquisition [Line Items]
Payment to acquire business												¥ 9,046
Acquisition related costs																	¥ 282
Business acquisition percentage of common shares acquired												100.00%
SGS Tool Company | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods												15 years
SGS Tool Company | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods												2 years
Annodata Limited and Annodata Communication Systems Limited
Business Acquisition [Line Items]
Payment to acquire business									¥ 9,623
Acquisition related costs																	¥ 55
Business acquisition percentage of common shares acquired									90.00%
Business acquisition percentage of remaining voting interests to be acquired																			10.00%
Acquisition price of common stock									¥ 10,743
Business acquisition, contingent consideration									¥ 1,120
Business acquisition, maximum contingent consideration																¥ 330
Business acquisition percentage of voting interests to be acquired									100.00%
Annodata Limited and Annodata Communication Systems Limited | Stockholders
Business Acquisition [Line Items]
Payment to acquire business									¥ 6,062
Annodata Limited and Annodata Communication Systems Limited | Escrow Deposit
Business Acquisition [Line Items]
Payment to acquire business									¥ 3,561
Annodata Limited and Annodata Communication Systems Limited | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods									20 years
Annodata Limited and Annodata Communication Systems Limited | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods									10 years
Annodata Limited and Annodata Communication Systems Limited | Other intangible assets
Business Acquisition [Line Items]
Weighted average amortization periods									3 years
Nihon Inter Electronics Corporation
Business Acquisition [Line Items]
Payment to acquire business															¥ 12,134
Acquisition related costs																		¥ 232
Business acquisition percentage of common shares acquired																					70.23%
Acquisition price of common stock	[1]														¥ 17,274
Ordinary shares allocated and delivered to shareholders of the acquiree for every 1 ordinary share of acquiree																				0.032
Nihon Inter Electronics Corporation | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods															17 years
Nihon Inter Electronics Corporation | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods															21 years
Nihon Inter Electronics Corporation | Technology
Business Acquisition [Line Items]
Weighted average amortization periods															8 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S
Business Acquisition [Line Items]
Payment to acquire business														¥ 5,733
Acquisition related costs																		68
Business acquisition additional percentage of common shares acquired											27.50%
Business acquisition percentage of common shares acquired														60.00%
Business acquisition percentage of remaining voting interests to be acquired											12.50%			40.00%
Business acquisition percentage of voting interests to be acquired														100.00%
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Stockholders
Business Acquisition [Line Items]
Payment to acquire business														¥ 3,538
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Escrow Deposit
Business Acquisition [Line Items]
Payment to acquire business														¥ 2,195
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods														20 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods														10 years
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Other intangible assets
Business Acquisition [Line Items]
Weighted average amortization periods														6 years
Ceyoniq Technology GmbH
Business Acquisition [Line Items]
Payment to acquire business													¥ 3,508
Acquisition related costs																		¥ 129
Business acquisition percentage of common shares acquired													100.00%
Acquisition price of common stock													¥ 3,727
Business acquisition, contingent consideration													¥ 219
Business acquisition, maximum contingent consideration																131
Ceyoniq Technology GmbH | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods													17 years
Ceyoniq Technology GmbH | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods													5 years
Ceyoniq Technology GmbH | Technology
Business Acquisition [Line Items]
Weighted average amortization periods													7 years
Databank IMX LLC
Business Acquisition [Line Items]
Payment to acquire business								¥ 6,858
Acquisition related costs																48
Databank IMX LLC | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods												15 years
Databank IMX LLC | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods												15 years
Kyocera Senco Industrial Tools Inc [Member]
Business Acquisition [Line Items]
Payment to acquire business							¥ 28,848
Acquisition related costs																639
Kyocera Senco Industrial Tools Inc [Member] | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods							14 years
Kyocera Senco Industrial Tools Inc [Member] | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods							5 years
TT Electronics PLC
Business Acquisition [Line Items]
Payment to acquire business		$ 165				¥ 18,652
TT Electronics PLC | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization periods										11 years
TT Electronics PLC | Trademark
Business Acquisition [Line Items]
Weighted average amortization periods										2 years
Kyocera Industrial Tools Corporation
Business Acquisition [Line Items]
Payment to acquire business			¥ 15,040	$ 138	¥ 10,717
Acquisition related costs																¥ 155
Weighted average amortization periods					11 years
Business acquisition additional percentage of common shares acquired			100.00%	100.00%	80.00%
Acquisition price of common stock					¥ 13,347

[1]	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen, which was the price of the tender offer per common share, by NIEC's total number of common shares issued after deduction of the treasury shares.